Revenues (Details) - Schedule of changes in deferred revenue - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023
Schedule Of Changes In Deferred Revenue Abstract
Deferred revenue	$ 68,897,000	$ 68,897,000		$ 76,265,000
Deferred revenues - long-term	19,109,000	19,109,000	$ 23,655,000
Revenue recognized	8,400,000	41,500,000
Remaining performance obligations	94,900,000	94,900,000
Expected remaining performance obligations recognized during next 12 months	62,800,000	62,800,000
Expected remaining performance obligations recognized subsequent to next 12 months and thereafter	16,500,000	16,500,000
Expected remaining performance obligations recognized remainder thereafter	15,600,000	15,600,000
Deferred sales commissions	$ 10,200,000	$ 10,200,000	$ 10,300,000